Loans - Schedule of Loans Past Due But Not Impaired (Detail) - CAD ($) $ in Millions	Oct. 31, 2019	Oct. 31, 2018
Disclosure of detailed information about borrowings [line items]
Past due loans	$ 5,988	$ 5,796
Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	3,470	3,354
Personal [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	948	937
Credit card [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	838	822
Business and government [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	732	$ 683
Current [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	4,485
Current [member] | Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	2,608
Current [member] | Personal [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	763
Current [member] | Credit card [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	559
Current [member] | Business and government [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	555
Later than one months and not later than three months [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	1,404
Later than one months and not later than three months [member] | Residential mortgages [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	862
Later than one months and not later than three months [member] | Personal [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	185
Later than one months and not later than three months [member] | Credit card [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	180
Later than one months and not later than three months [member] | Business and government [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	177
Later than three months [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	99
Later than three months [member] | Credit card [member]
Disclosure of detailed information about borrowings [line items]
Past due loans	$ 99